Interest in Other Entities (Tables)	12 Months Ended
Dec. 31, 2019
Interest in Other Entities (Tables) [Line Items]
Disclosure of non-controlling interests [text block]
December 31, 2019
USD in thousands

Currents assets	4,318
Current liabilities	1,910
Current net assets	2,408

Non-current assets	439
Non-current liabilities	325
Non-current net assets	114

Net assets	2,522

Accumulated non-controlling interests	1,424

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [text block]
Year ended December 31, 2019
USD in thousands

Revenues	309
Loss for the period	(11,927)

Net loss attributable to the NCI	-

Disclosure of cash flow statement [text block]
Cash flow used in operating activities	(1,799)
Cash flow used in investing activities	(55)
Cash flow from financing activities	5,104
Net increase in cash and cash equivalents	3,250

Disclosure of fair value of financial instruments [text block]
	Linkury’s shares	Algomizer Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Schedule of balance sheet for Algomizer [table text block]
December 31, 2019
USD in thousands (*)
Currents assets
Cash and cash equivalents	3,712
Other current assets	7,285
Total current assets	10,997
Non-current assets	9,201
Current liabilities
Financial liabilities (excluding trade payables)	1,270
Other current liabilities	8,375
Total current liabilities	9,645
Non-current liabilities
Financial liabilities (excluding trade payables)	800
Other non-current liabilities	2,310
Total non-current liabilities	3,110
Net assets	7,443

Equity attributable to Algomizer shareholders	2,388

Non-controlling interests	5,055
USD in thousands
Reconciliation to carrying amounts:

Equity attributable to Algomizer shareholders' as of September 3, 2019	3,061
Loss attributable to Algomizer shareholders' for the period	(3,070)
Other comprehensive loss attributable to Algomizer shareholders' for the period	(527)
Increase in capital reverse	2,924
2,388

Equity attributable to Algomizer shareholders' as of December 31, 2019	2,388
Groups share in %	8.22%
Group share (USD)	196
Fair value adjustments	953
Carrying amount	1,149
(*)	translated at the closing rate at the date of that balance sheet

Schedule of Financial Instrument of Comprehensive Income [table text block]
September 4, 2019 - December 31, 2019
USD in thousands (**)

Revenue	12,081
Gross profit	3,252
Loss for the period	(3,153)
Other comprehensive loss	(609)
Total comprehensive loss	(3,762)
(**)	translated at average exchange rates for the period

Algomizer [Member]
Interest in Other Entities (Tables) [Line Items]
Disclosure of fair value of financial instruments [text block]
Name of entity	Place of business/country of incorporation	% of ownership interest as of December 31, 2019		Nature of relationship	Measurement method	Quoted fair value as of December 31, 2019	Carrying amount as of December 31, 2019
						USD in thousands
Algomizer Ltd	Israel	8.22	%(*)	Associate	Equity method	1,537	1,149
(*)	After the acquisition, Algomizer issued options to employees, so the Company’s holding of Algomizer decreased from 8.45% to 8.22%